Commitments - Schedule of the Total Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of the Total Future Minimum Lease Payments [Abstract]
Within 1 year	$ 45
1 – 2 years	89
Total	$ 134